INCOME TAXES (Tables)	4 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Schedule of reconciliation of the income tax provision

A reconciliation of the income tax provision computed at statutory rates to the reported income tax provision for the period ended December 31, 2016 is as follows:

Statutory tax rate	34%

Net loss	$(3,500)

Expected recovery	(1,190)
Change in valuation allowance	1,190
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Schedule of components of deferred income tax assets

The significant components of the Company’s deferred income tax assets after applying enacted corporate tax rates at December 31, 2016 is as follows

Operating loss carryforward	$1,190

Valuation allowance	$(1,190)

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